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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ David M. Knott         Syosset, New York   November 14, 2012
 -----------------------------   -----------------   -----------------
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 96
                                        --------------------

Form 13F Information Table Value Total: $609,232
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number      Name

              28-                       Dorset Management Corporation ("Dorset")
    ------       -----------------      ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1             COLUMN 2 COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER           TITLE OF   CUSIP     VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                     CLASS                ($)      PRN AMT    PRN CALL DISCRETION MANAGERS -------------------------
                                     CLASS                                                                    SOLE      SHARED  NONE
--------------------------------------------------------------  --------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.          Common   00163U106     4408692     248517 SH       DEFINED    Dorset       248517
Anadarko Petroleum Corporation      Common   032511107    22391880     320250 SH       DEFINED    Dorset                 320250
Anadarko Petroleum Corporation      Common   032511107    31813600     455000 SH       DEFINED    Dorset       455000
Anadarko Petroleum Corporation      Common   032511107      734160      10500 SH       DEFINED    Other         10500
Anadarko Petroleum Corporation      Common   032511107      321632       4600 SH       DEFINED    Other                    4600
Apache Corporation                  Common   037411105     8647000     100000 SH       DEFINED    Dorset                 100000
Apple Inc.                          Common   037833100    13742363      20600 SH       DEFINED    Dorset        20600
Apple Inc.                          Common   037833100       50033         75 SH       DEFINED    Other            75
Apple Inc.                          Common   037833100       50033         75 SH       DEFINED    Other                      75
Anchor Bancorp WA                   Common   032838104       58250       5000 SH       DEFINED    Other          5000
Anchor Bancorp WA                   Common   032838104       58250       5000 SH       DEFINED    Other                    5000
Asia Entertainment & Resources Ltd. Common   G0539K108     1054019     349013 SH       DEFINED    Dorset       349013
Baker Hughes Incorporated           Common   057224107    18092000     400000 SH       DEFINED    Dorset                 400000
Banco Santander SA ADR              Common   05964H105     2090292     280200 SH       DEFINED    Dorset       280200
Black Diamond, Inc.                 Common   09202G101     1720674     196200 SH       DEFINED    Dorset       196200
Build-A-Bear Workshop, Inc.         Common   120076104      604110     154900 SH       DEFINED    Dorset       154900
Cabot Oil & Gas Corporation         Common   127097103     5612500     125000 SH       DEFINED    Dorset                 125000
Canadian Natural Resources Ltd.     Common   136385101    12059656     390900 SH       DEFINED    Dorset       390900
Canadian Natural Resources Ltd.     Common   136385101    13929226     451500 SH       DEFINED    Dorset                 451500
Canadian Natural Resources Ltd.     Common   136385101      652748      21200 SH       DEFINED    Other         21200
Canadian Natural Resources Ltd.     Common   136385101      300203       9750 SH       DEFINED    Other                    9750
Capital One Financial Corporation   Common   14040H105     4241544      74400 SH       DEFINED    Dorset        74400
Capitol Federal Financial, Inc.     Common   14057J101       23920       2000 SH       DEFINED    Dorset                   2000
Capitol Federal Financial, Inc.     Common   14057J101     8684156     726100 SH       DEFINED    Dorset       726100
Capitol Federal Financial, Inc.     Common   14057J101       71760       6000 SH       DEFINED    Other          6000
Capitol Federal Financial, Inc.     Common   14057J101       23920       2000 SH       DEFINED    Other                    2000
Chevron Corporation                 Common   166764100     5828000      50000 SH       DEFINED    Dorset                  50000
China Ceramics Co. Ltd.             Common   G2113X100     1635825     884230 SH       DEFINED    Dorset       884230
Coca Cola Company                   Common   191216100      318612       8400 SH       DEFINED    Other          8400
Columbia Laboratories, Inc.         Common   197779101        1386       1400 SH       DEFINED    Dorset                   1400
Columbia Laboratories, Inc.         Common   197779101      702292     709386 SH       DEFINED    Dorset       709386
Cosi, Inc.                          Common   22122P101      248771     323500 SH       DEFINED    Dorset       323500
Devon Energy Corp.                  Common   25179M103    19662500     325000 SH       DEFINED    Dorset                 325000
Du Pont EI De Nemours & Co.         Common   263534109      180972       3600 SH       DEFINED    Other          3600
Du Pont EI De Nemours & Co.         Common   263534109       50270       1000 SH       DEFINED    Other                    1000
Eagle Materials Inc.                Common   26969P108       10547        228 SH       DEFINED    Other                     228
EnCana Corp.                        Common   292505104     6570000     300000 SH       DEFINED    Dorset                 300000
Essex Rental Corporation            Common   297187106     5801272    1889665 SH       DEFINED    Dorset      1889665
FMC Technologies, Inc.              Common   30249U101    13890000     300000 SH       DEFINED    Dorset                 300000
FutureFuel Corporation              Common   36116M106       12110       1000 SH       DEFINED    Dorset                   1000
FutureFuel Corporation              Common   36116M106     7463672     616323 SH       DEFINED    Dorset       616323
General Electric Co.                Commom   369604103       81756       3600 SH       DEFINED    Other          3600
Getty Realty Corporation            Common   374297109     5672200     316000 SH       DEFINED    Dorset       316000
Gulfport Energy Corporation         Common   402635304     2344500      75000 SH       DEFINED    Dorset                  75000
Halliburton Company                 Common   406216101    12970650     385000 SH       DEFINED    Dorset                 385000
Helmerich & Payne, Inc.             Common   423452101    16901550     355000 SH       DEFINED    Dorset                 355000

Hess Corporation                    Common   42809H107    21488000     400000 SH       DEFINED    Dorset                 400000
Hyde Park Acquisition Corp. II      Common   448640102     1458550     145855 SH       DEFINED    Dorset       145855
JP Morgan Chase & Co.               Common   46625H100      595056      14700 SH       DEFINED    Other         14700
JP Morgan Chase & Co.               Common   46625H100      267168       6600 SH       DEFINED    Other          6600
Johnson & Johnson                   Common   478160104      358332       5200 SH       DEFINED    Other          5200
Johnson & Johnson                   Common   478160104       82692       1200 SH       DEFINED    Other                    1200
Kraft Foods Inc.                    Common   50075N104      330800       8000 SH       DEFINED    Other          8000
Kraft Foods Inc.                    Common   50075N104       82700       2000 SH       DEFINED    Other                     200
Lazard Ltd. Class A                 Common   G54050102       29230       1000 SH       DEFINED    Dorset         1000
Ligand Pharmaceuticals Inc.         Common   53220K504    26893893    1568157 SH       DEFINED    Dorset      1568157
Ligand Pharmaceuticals Inc.         Common   53220K504       28572       1666 SH       DEFINED    Dorset                   1666
Ligand Pharmaceuticals Inc.         Common   53220K504       47043       2743 SH       DEFINED    Other                    2743
Merck & Co. Inc.                    Common   58933Y105    10056185     223000 SH       DEFINED    Dorset       223000
Molson Coors Brewing Company        Common   60871R209    10077685     223700 SH       DEFINED    Dorset       223700
Murphy Oil Corporation              Common   626717102    15033200     280000 SH       DEFINED    Dorset                 280000
National Oilwell Varco Inc.         Common   637071101    24834100     310000 SH       DEFINED    Dorset                 310000
Noble Corporation                   Common   H5833N103    23614800     660000 SH       DEFINED    Dorset                 660000
Noble Energy, Inc.                  Common   655044105    24104600     260000 SH       DEFINED    Dorset                 260000
OBA Financial Services, Inc.        Common   67424G101      378747      25000 SH       DEFINED    Dorset        25000
OBA Financial Services, Inc.        Common   67424G101       75750       5000 SH       DEFINED    Other                    5000
Oritani Financial Corp              Common   68633D103       90300       6000 SH       DEFINED    Other          6000
Oritani Financial Corp              Common   68633D103       30100       2000 SH       DEFINED    Other                    2000
Pfizer Inc.                         Common   717081103       74550       3000 SH       DEFINED    Dorset                   3000
Pfizer Inc.                         Common   717081103    32376469    1302876 SH       DEFINED    Dorset      1302876
Pfizer Inc.                         Common   717081103     1491000      60000 SH       DEFINED    Other         60000
Pfizer Inc.                         Common   717081103      437360      17600 SH       DEFINED    Other                   17600
Pioneer Natural Resources Company   Common   723787107    20880000     200000 SH       DEFINED    Dorset                 200000
Plains Exploration & Production
  Company                           Common   726505100    13226910     353000 SH       DEFINED    Dorset                 353000
QLT Inc.                            Common   746927102     3473764     445926 SH       DEFINED    Dorset       445926
Rand Logistics, Inc.                Common   752182105        6777        900 SH       DEFINED    Dorset                    900
Rand Logistics, Inc.                Common   752182105    19182667    2547499 SH       DEFINED    Dorset      2547499
Saga Communications Inc. Class A    Common   786598300       20260        500 SH       DEFINED    Dorset          500
Schlumberger Limited                Common   806857108    26400450     365000 SH       DEFINED    Dorset                 365000
Sealed Air Corporation              Common   81211K100       30920       2000 SH       DEFINED    Dorset         2000
Sequential Brand Group Inc.         Common   817340102       28800       6400 SH       DEFINED    Dorset         6400
SM Energy Company                   Common   78454L100    16774100     310000 SH       DEFINED    Dorset                 310000
Southwestern Energy Company         Common   845467109    16172700     465000 SH       DEFINED    Dorset                 465000
Standard Financial Corp.            Common   853393106      337000      20000 SH       DEFINED    Dorset        20000
State Investors Bancorp, Inc.       Common   857030100      400500      30000 SH       DEFINED    Dorset        30000
Summer Infant Inc.                  Common   865646103       45933      25100 SH       DEFINED    Dorset        25100
Target Corporation                  Common   87612E106      545842       8600 SH       DEFINED    Dorset         8600
Tempur-Pedic International Inc.     Common   88023U101     3000956     100400 SH       DEFINED    Dorset       100400
The Stephan Co.                     Common   858603103      192141      89368 SH       DEFINED    Dorset        89368
Total SA Sponsored ADR              Common   89151E109      120240       2400 SH       DEFINED    Other          2400
Total SA Sponsored ADR              Common   89151E109      120240       2400 SH       DEFINED    Other                    2400
Westway Group Inc.                  Common   96169B100      188003      30372 SH       DEFINED    Dorset                  30372
Westway Group Inc.                  Common   96169B100    16548587    2673439 SH       DEFINED    Dorset      2673439
Wet Seal Inc. Class A               Common   961840105       29925       9500 SH       DEFINED    Dorset         9500
Whiting Petroleum Corporation       Common   966387102    16592476     350200 SH       DEFINED    Dorset                 350200
WPX Energy, Inc                     Common   98212B103     8792700     530000 SH       DEFINED    Dorset                 530000

                              Total                    609,232,279 25,010,413                              17,244,529 7,764,084
                              -----                    ----------- ----------                              ---------- ---------